Offsets	Dec. 15, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CI&T Inc
Form or Filing Type	S-8
File Number	333-275725
Initial Filing Date	Nov. 22, 2023
Fee Offset Claimed	$ 85.74
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, par value $0.00005 per share
Unsold Securities Associated with Fee Offset Claimed | shares	107,078
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 85.74
Termination / Withdrawal Statement	The Registrant previously registered (i) 2,500,000 shares of Common Stock pursuant to the Registration Statement on Form S-8 (File Number 333-275725) filed on November 22, 2023 and (ii) 4,829,210 shares of Common Stock pursuant to the Registration Statement on Form S-8 (File Number 333-261939) filed on December 29, 2021 (collectively, the "Prior Registration Statements"). The Registrant has withdrawn the Prior Registration Statements and any offerings that included the unsold securities registered thereunder have been terminated.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CI&T Inc
Form or Filing Type	S-8
File Number	333-261939
Initial Filing Date	Dec. 29, 2021
Fee Offset Claimed	$ 175.16
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, par value $0.00005 per share
Unsold Securities Associated with Fee Offset Claimed | shares	492,702
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 175.16
Termination / Withdrawal Statement	The Registrant previously registered (i) 2,500,000 shares of Common Stock pursuant to the Registration Statement on Form S-8 (File Number 333-275725) filed on November 22, 2023 and (ii) 4,829,210 shares of Common Stock pursuant to the Registration Statement on Form S-8 (File Number 333-261939) filed on December 29, 2021 (collectively, the "Prior Registration Statements"). The Registrant has withdrawn the Prior Registration Statements and any offerings that included the unsold securities registered thereunder have been terminated.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CI&T Inc
Form or Filing Type	S-8
File Number	333-275725
Filing Date	Nov. 22, 2023
Fee Paid with Fee Offset Source	$ 85.74
Offset Note	The Registrant expects to offset the registration fee due hereunder by an amount of fees that was previously paid with respect to the Prior Registration Statements pursuant to Rule 457(p) under the Securities Act. The fee previously paid for the Prior Registration Statements was $3,024.83. Pursuant to Rule 457(p) under the Securities Act, $260.90 of the previously paid fee remains available for fee offsets by the Registrant as of the date of this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets $260.90 of the registration fee due under this Registration Statement from the fees previously paid in connection with the Prior Registration Statements.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CI&T Inc
Form or Filing Type	S-8
File Number	333-261939
Filing Date	Dec. 29, 2021
Fee Paid with Fee Offset Source	$ 175.16
Offset Note	The Registrant expects to offset the registration fee due hereunder by an amount of fees that was previously paid with respect to the Prior Registration Statements pursuant to Rule 457(p) under the Securities Act. The fee previously paid for the Prior Registration Statements was $3,024.83. Pursuant to Rule 457(p) under the Securities Act, $260.90 of the previously paid fee remains available for fee offsets by the Registrant as of the date of this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets $260.90 of the registration fee due under this Registration Statement from the fees previously paid in connection with the Prior Registration Statements.